PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31, 2018	September 30, 2019

At cost:
Buildings	4,382,469	5,429,390
Data center equipment	4,225,963	5,163,391
Leasehold improvement	4,239,601	5,478,565
Furniture and office equipment	45,057	53,256
Vehicles	4,086	4,124
	12,897,176	16,128,726
Less: Accumulated depreciation	(1,534,368)	(2,286,384)
	11,362,808	13,842,342
Construction in progress	2,632,137	2,447,959
Property and equipment, net	13,994,945	16,290,301

Schedule of property and equipment acquired under finance leases and other financing arrangement

	As of	As of
	December 31, 2018	September 30, 2019

At cost:
Buildings	4,557,081	5,052,831
Data center equipment	300,960	320,186
	4,858,041	5,373,017
Less: Accumulated depreciation	(287,375)	(432,259)
	4,570,666	4,940,758

Schedule of depreciation of property and equipment

	Nine-month periods ended September 30,
	2018	2019

Cost of revenue	465,385	751,776
General and administrative expenses	6,890	6,759
Research and development expenses	428	854
	472,703	759,389

Schedule of reconciliation of total interest costs to interest expenses

	Nine-month periods ended September 30,
	2018	2019

Total interest costs	518,542	787,007
Less: interest costs capitalized	(67,448)	(62,099)
Interest expenses	451,094	724,908